Employee Benefit And Retirement Plans (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2009
Defined Benefit Plan Disclosure [Line Items]
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), before Tax	$ 774.8
Accumulated Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net of Tax	(501.3)		(425.4)
Pension and Other Postretirement Benefit Plans, Amounts that Will be Amortized From AOCI in Next Fiscal Year, Pre-Tax	23.0
Pension and Other Postretirement Benefit Plans, Amounts that Will be Amortized from Accumulated Other Comprehensive Income (Loss) in Next Fiscal Year	14.3
Defined Contribution Benefit Arrangement, Employer Contributions	18.8		17.9	17.3
Defined Contribution Benefit Arrangement, Liability at Period End	18.8		17.9
Deferred Compensation Liability, Current and Noncurrent	68.7		70.8
Deferred Compensation Plan Assets	52.0		51.8
Contribution to Company-sponsored profit sharing plan	14.9		12.9	14.0
OTHER ASSETS	309.2		307.6
Other Postretirement Plan, Direct Benefit Payments Next Fiscal Year, Amount	13.6
Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Expected Future Benefit Payments in Year One	95.1	[1]
Defined Benefit Plan, Expected Future Benefit Payments in Year Two	77.5	[1]
Defined Benefit Plan, Expected Future Benefit Payments in Year Three	79.0	[1]
Defined Benefit Plan, Expected Future Benefit Payments in Year Four	80.2	[1]
Defined Benefit Plan, Expected Future Benefit Payments in Year Five	81.4	[1]
Defined Benefit Plan, Expected Future Benefit Payments in Five Fiscal Years Thereafter	438.3	[1]
Supplemental Executive Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of Employees	350
Net Death Benefits From Life Insurance Policies, Amount	297.2
Cash Surrender Value of Life Insurance	102.3		99.8
Defined Benefit Plan, Benefit Obligation	119.9		110.5
Other Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), before Tax	(15.8)		(14.2)
Defined Benefit Plan, Benefit Obligation	165.2		166.5	168.1
Defined Benefit Plan, Expected Future Benefit Payments in Year One	13.6
Defined Benefit Plan, Expected Future Benefit Payments in Year Two	13.3
Defined Benefit Plan, Expected Future Benefit Payments in Year Three	12.9
Defined Benefit Plan, Expected Future Benefit Payments in Year Four	12.7
Defined Benefit Plan, Expected Future Benefit Payments in Year Five	12.4
Defined Benefit Plan, Expected Future Benefit Payments in Five Fiscal Years Thereafter	64.2
Prescription Drug Subsidy, Expected Annual Receipts in Future Years, Amount	2.1
Other Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
OTHER ASSETS	$ 12.6		$ 15.3

[1]	Certain pension benefit payments will be funded by plan assets.